Investment Portfolio	as of July 31, 2021 (Unaudited)
DWS Global Macro Fund
	Shares	Value ($)

Common Stocks 57.2%
China 1.2%
Alibaba Group Holding Ltd. (ADR)*	9,000	1,756,710
Tencent Holdings Ltd.	18,000	1,115,259
(Cost $2,768,168)		2,871,969
France 9.1%
Alstom SA* (a)	48,000	1,992,427
AXA SA	162,245	4,204,573
BNP Paribas SA	23,144	1,412,368
Bureau Veritas SA	18,055	596,268
Capgemini SE	5,831	1,262,165
Cie de Saint-Gobain	20,281	1,449,173
Danone SA	17,424	1,281,947
EssilorLuxottica SA	7,500	1,417,169
LVMH Moet Hennessy Louis Vuitton SE	312	249,171
Orange SA	112,918	1,256,550
Sanofi	23,544	2,426,384
Veolia Environnement SA	85,979	2,825,296
Vinci SA	12,000	1,268,573
(Cost $19,297,659)		21,642,064
Germany 14.8%
BASF SE	47,876	3,768,086
Bayer AG (Registered)	49,654	2,960,385
Deutsche Post AG (Registered)	37,838	2,566,422
Deutsche Telekom AG (Registered)	252,588	5,250,279
E.ON SE	467,679	5,762,143
Evonik Industries AG	77,581	2,699,153
HeidelbergCement AG	15,327	1,361,545
Infineon Technologies AG	73,972	2,826,680
Knorr-Bremse AG	2,000	226,947
ProSiebenSat.1 Media SE	35,660	678,538
Volkswagen AG (Preference)	17,500	4,274,505
Vonovia SE	45,180	3,008,475
(Cost $29,000,837)		35,383,158
Ireland 0.7%
Johnson Controls International PLC (b) (Cost $1,044,433)	23,192	1,656,373
Italy 0.6%
Enel SpA (Cost $1,536,389)	154,887	1,428,799
Japan 2.5%
Daikin Industries Ltd.	2,700	560,535
Panasonic Corp.	138,600	1,655,050
Secom Co., Ltd.	7,500	566,506

Takeda Pharmaceutical Co., Ltd.	72,200	2,418,371
Yaskawa Electric Corp.	15,300	754,489
(Cost $5,917,036)		5,954,951
Korea 0.9%
Samsung Electronics Co., Ltd. (Cost $1,655,775)	32,449	2,220,207
Netherlands 0.6%
Koninklijke Ahold Delhaize NV (Cost $1,253,350)	49,190	1,528,279
Spain 1.3%
Red Electrica Corp. SA (Cost $2,888,332)	150,311	2,979,409
Switzerland 4.4%
Alcon, Inc.	8,658	630,149
Nestle SA (Registered)	33,468	4,241,642
Novartis AG (Registered)	20,602	1,906,079
Roche Holding AG (Genusschein)	5,641	2,180,229
TE Connectivity Ltd. (b)	11,206	1,652,549
(Cost $8,070,882)		10,610,648
Taiwan 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $3,224,385)	295,000	6,169,505
United Kingdom 3.0%
Allfunds Group PLC*	9,449	166,628
Compass Group PLC*	56,234	1,186,268
Linde PLC* (b)	7,691	2,364,137
Smith & Nephew PLC	38,283	779,562
Vodafone Group PLC	1,667,268	2,681,697
(Cost $7,123,972)		7,178,292
United States 15.5%
Alphabet, Inc. "A"*	2,700	7,275,231
Amazon.com, Inc.*	700	2,329,313
American Express Co.	14,512	2,474,731
AT&T, Inc.	130,917	3,672,222
Cisco Systems, Inc.	19,735	1,092,727
CVS Health Corp.	10,113	832,907
Edison International	4,000	218,000
Johnson & Johnson	18,042	3,106,832
JPMorgan Chase & Co.	18,611	2,824,777
Microsoft Corp.	15,648	4,458,272
Netflix, Inc.*	4,398	2,276,273
PayPal Holdings, Inc.*	5,000	1,377,650
Pfizer, Inc.	58,636	2,510,207
Union Pacific Corp.	4,834	1,057,486
Visa, Inc. "A" (a)	5,679	1,399,249
(Cost $27,976,832)		36,905,877
Total Common Stocks (Cost $111,758,050)		136,529,531

		Principal Amount ($) (c)	Value ($)

Bonds 18.9%
France 0.8%
BNP Paribas SA, REG S, 3-month EURIBOR + 0.85%, 0.306% (d), 9/22/2022	EUR	357,000	427,130
CMA CGM SA, REG S, 5.25%, 1/15/2025	EUR	1,200,000	1,451,463
(Cost $1,546,720)			1,878,593
Germany 2.0%
KFW Government Guarantee, REG S, 0.125%, 5/16/2023		2,103,000	2,098,838
Kreditanstalt fuer Wiederaufbau, 1.0%, 10/12/2021	NOK	23,400,000	2,651,688
(Cost $4,716,814)			4,750,526
Norway 0.7%
Norway Government Bond, Series 475, REG S, 144A, 2.0%, 5/24/2023 (Cost $1,507,026)	NOK	13,708,000	1,592,010
Oman 1.1%
Oman Government International Bond:
REG S, 4.75%, 6/15/2026		1,000,000	1,033,790
REG S, 5.625%, 1/17/2028		1,600,000	1,683,104
(Cost $2,266,873)			2,716,894
Russia 0.6%
Russian Federal Bond - OFZ, 7.0%, 8/16/2023 (Cost $1,620,712)	RUB	100,000,000	1,375,934
Turkey 0.8%
Republic of Turkey:
3.25%, 6/14/2025	EUR	200,000	235,096
4.35%, 11/12/2021	EUR	1,000,000	1,197,109
5.125%, 3/25/2022		200,000	203,750
6.25%, 9/26/2022		200,000	207,734
7.375%, 2/5/2025		80,000	86,793
(Cost $1,803,822)			1,930,482
United States 12.9%
AbbVie, Inc., 2.95%, 11/21/2026		3,000,000	3,251,640
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	194,822
Coty, Inc.:
REG S, 4.0%, 4/15/2023	EUR	1,800,000	2,117,633
144A, 6.5%, 4/15/2026		900,000	904,500
DISH DBS Corp., 7.75%, 7/1/2026		40,000	45,650
Howmet Aerospace, Inc., 5.125%, 10/1/2024		1,540,000	1,695,447
Netflix, Inc.:
4.625%, 5/15/2029	EUR	185,000	278,252
6.375%, 5/15/2029		100,000	128,548
Sprint Corp., 7.25%, 9/15/2021		800,000	805,200
U.S. Treasury Notes:
0.125%, 11/30/2022		4,000,000	4,000,469
1.5%, 9/30/2021		6,000,000	6,014,002
1.625%, 12/31/2021 (e)		6,000,000	6,038,672
2.375%, 5/15/2029		2,957,000	3,242,766
2.75%, 4/30/2023		1,000,000	1,045,039

VeriSign, Inc., 5.25%, 4/1/2025	300,000	341,280
Verizon Communications, Inc., 2.625%, 8/15/2026	800,000	852,888
(Cost $30,168,393)		30,956,808
Total Bonds (Cost $43,630,360)		45,201,247
	Shares	Value ($)

Exchange-Traded Funds 6.8%
iShares JPMorgan EM Local Government Bond ETF	90,000	4,963,970
iShares Nasdaq Biotechnology ETF (a)	8,005	1,327,069
SPDR Gold MiniShares Trust *	546,500	9,858,860
Total Exchange-Traded Funds (Cost $16,118,959)		16,149,899

Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (f) (g) (Cost $4,784,486)	4,784,486	4,784,486

Cash Equivalents 15.3%
DWS Central Cash Management Government Fund, 0.03% (f) (Cost $36,611,006)	36,611,006	36,611,006

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $212,902,861)	100.2	239,276,169
Other Assets and Liabilities, Net	(0.2)	(446,229)
Net Assets	100.0	238,829,940
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2021 are as follows:
Value ($) at 10/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2021	Value ($) at 7/31/2021
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (f) (g)
5,843,600	—	1,059,114 (h)	—	—	28,317	—	4,784,486	4,784,486
Cash Equivalents 15.3%
DWS Central Cash Management Government Fund, 0.03% (f)
41,650,529	70,363,891	75,403,414	—	—	13,196	—	36,611,006	36,611,006
47,494,129	70,363,891	76,462,528	—	—	41,513	—	41,395,492	41,395,492
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2021 amounted to $4,589,201, which is 1.9% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	At July 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
EURIBOR: Euro Interbank Offered Rate
MSCI: Morgan Stanley Capital International
OFZ: Obigatyi Federal novo Zaima (Federal Loan Obligations)
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2021	26	3,425,094	3,495,782	(70,688)
DAX Index	EUR	9/17/2021	32	14,944,631	14,755,994	188,637
Euro Stoxx 50 Index	EUR	9/17/2021	238	11,678,472	11,541,543	136,929
MSCI World Index	EUR	9/17/2021	52	2,358,216	2,455,370	(97,154)
S&P 500 E-Mini Index	USD	9/17/2021	73	15,496,249	16,021,675	(525,426)
U.S. Treasury Long Bond	USD	9/21/2021	31	4,839,071	5,106,281	(267,210)
Total net unrealized depreciation						(634,912)
At July 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	3,463,604	NOK	30,743,955	8/31/2021	16,675	Toronto-Dominion Bank
USD	3,278,024	GBP	2,359,761	8/31/2021	2,282	Royal Bank of Canada
Total unrealized appreciation					18,957
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	60,058,713	USD	71,061,349	8/31/2021	(225,909)	Royal Bank of Canada
RUB	74,153,136	USD	1,003,240	8/31/2021	(5,308)	Toronto-Dominion Bank
Total unrealized depreciation					(231,217)
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
RUB	Russian Ruble
USD	United States Dollar

At July 31, 2021 the DWS Global Macro Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks and Corporate Bonds
Information Technology	24,865,172	16%
Communication Services	24,251,699	16%
Health Care	23,002,745	15%
Financials	16,260,733	10%
Industrials	15,842,109	10%
Consumer Discretionary	15,180,641	10%
Utilities	13,213,647	9%
Materials	10,192,921	7%
Consumer Staples	7,956,368	5%
Real Estate	3,008,475	2%
Total	153,774,510	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
China	$1,756,710	$1,115,259	$—	$2,871,969
France	—	21,642,064	—	21,642,064
Germany	—	35,383,158	—	35,383,158
Ireland	1,656,373	—	—	1,656,373
Italy	—	1,428,799	—	1,428,799
Japan	—	5,954,951	—	5,954,951
Korea	—	2,220,207	—	2,220,207
Netherlands	—	1,528,279	—	1,528,279
Spain	—	2,979,409	—	2,979,409
Switzerland	1,652,549	8,958,099	—	10,610,648
Taiwan	—	6,169,505	—	6,169,505
United Kingdom	2,364,137	4,814,155	—	7,178,292
United States	36,905,877	—	—	36,905,877
Bonds	—	45,201,247	—	45,201,247
Exchange-Traded Funds	11,185,929	4,963,970	—	16,149,899
Short-Term Investments (a)	41,395,492	—	—	41,395,492
Derivatives (b)
Futures Contracts	325,566	—	—	325,566
Forward Foreign Currency Contracts	—	18,957	—	18,957
Total	$97,242,633	$142,378,059	$—	$239,620,692
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(960,478)	$—	$—	$(960,478)
Forward Foreign Currency Contracts	—	(231,217)	—	(231,217)
Total	$(960,478)	$(231,217)	$—	$(1,191,695)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$ —	$ (297,014)
Interest Rate Contracts	$ —	$ (337,898)
Foreign Exchange Contracts	$ (212,260)	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGMF-PH3
R-080548-1 (1/23)